Income Taxes (Schedule Of Reconciliation Of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Abstract]
Income (loss) before income taxes as reported in the consolidated statements of operations	$ 5,479		$ 3,938		$ 2,222
Income taxes under statutory tax rate	1,816		1,257		907
Decrease in valuation allowance	(693)		(190)		(240)
Increase in taxes resulting from permanent differences and non deductible expenses	(48)		204		307
Tax in respect of prior years	711				(243)
Differences in taxes arising from differences between Israeli currency income and dollar income, net	172	[1]	56	[1]	(67)	[1]
Other	(188)				(7)
Income taxes in the statements of operations	$ 1,770		$ 1,327		$ 657

[1]	Differences between Israeli currency income and dollar income are based on changes in the Israeli CPI (the basis for computation of taxable income in Israel) and the exchange rate of Israeli currency relative to the dollar.